June 26, 2015

Kellner Merger Fund

Class A	GAKAX
Institutional Class	GAKIX

Kellner Event Fund

Class A	KEFAX
Institutional Class	KEFIX

Each Fund is a series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) each dated April 30, 2015

Effective at the close of business on July 24, 2015, the Class A shares of each of the Kellner Merger Fund (the “Merger Fund”) and the Kellner Event Fund (the “Event Fund”) (each, a “Fund” and together, the “Funds”) will be redesignated as Investor Class shares.  Effective with the redesignation, all sales charges imposed on the former Class A shares will be eliminated on the Investor Class shares.  All other fees, expenses and investment minimums for the Investor Class shares will remain the same as the former Class A shares.  In connection with the redesignation, effective at the close of business on July 24, 2015, the following modifications are made to the Funds’ Summary Prospectuses, Prospectus and SAI.

Merger Fund

•	The Merger Fund’s “Fees and Expenses of the Merger Fund” section on page 1 of the Summary Prospectus and the Prospectus is deleted and replaced with the following:

Fees and Expenses of the Merger Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Merger Fund.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)	3.25%	1.75%
Interest Expense and Dividends on Securities Sold Short	1.12%	1.09%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses(1)	4.77%	3.02%
Less: Fee Waiver(2)	-1.88%	-0.41%
Total Annual Fund Operating Expenses After Fee Waiver	2.89%	2.61%
(1)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Merger Fund and does not include expenses attributed to acquired fund fees and expenses (“AFFE”).

(2)
Kellner Management, L.P. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Merger Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.75% and 1.50% of average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least April 28, 2016, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Merger Fund for three years from the date they were waived or paid, subject to the Expense Caps.

•	The Merger Fund’s Example table on page 2 of the Summary Prospectus and the Prospectus is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$292	$1,268	$2,249	$4,722
Institutional Class	$264	$895	$1,551	$3,308

•	The first paragraph of the Merger Fund’s Performance section on page 4 of the Summary Prospectus and the Prospectus is deleted and replaced with the following:

The following information provides some indication of the risks of investing in the Merger Fund.  The bar chart shows the annual return for the Fund’s Institutional Class shares from year to year.  The table shows how the Fund’s Institutional Class and Investor Class average annual returns for one year and since inception compare with those of a broad measure of market performance and an index that reflects the types of securities in which the Fund invests.  Effective at the close of business on July 24, 2015, the former Class A shares were re-designated as Investor Class shares.  The performance shown in the table below reflects the performance of the former Class A and includes fees and expenses that are not applicable to and are higher than those of the Investor Class.  The performance for the Investor Class shares would differ only to the extent that the Investor Class shares have different fees and expenses than the former Class A shares.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.kellnerfunds.com or by calling the Fund toll-free at 855-KELLNER (855-535-5637).

•	The following footnote associated with the Investor Class line item is added to the Merger Fund’s Average Annual Total Returns table on page 5 of the Prospectus and page 4 of the Summary Prospectus:

(1)
The former Class A shares were redesignated as Investor Class shares at the close of business on July 24, 2015.  Performance shown prior to the redesignation reflects the performance of the former Class A and includes fees and expenses that are not applicable to and are higher than those of the Investor Class.

Event Fund

•	The Event Fund’s “Fees and Expenses of the Event Fund” section on page 1 of the Summary Prospectus and page 7 of the Prospectus is deleted and replaced with the following:

Fees and Expenses of the Event Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Event Fund.

	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)(1)	2.42%	2.42%
Interest Expense and Dividends on Securities Sold Short	0.35%	0.35%
Acquired Fund Fees and Expenses(1)	0.10%	0.10%
Total Annual Fund Operating Expenses	4.27%	4.02%
Less: Fee Waiver and Expense Reimbursement(2)	-1.83%	-1.83%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.44%	2.19%
(1)	Other Expenses and acquired fund fees and expenses (“AFFE”) are based on estimated amounts for the current fiscal year.
(2)
Kellner Management, L.P. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Event Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.99% and 1.74% of average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least April 28, 2016, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

•	The Event Fund’s Example table on page 2 of the Summary Prospectus and page 8 of the Prospectus is deleted and replaced with the following:

	1 Year	3 Years
Investor Class	$247	$1,129
Institutional Class	$222	$1,057

Merger Fund and Event Fund

•	The first paragraph of the “Fund Expenses” section on page 27 of the Prospectus is deleted and replaced with the following:

The Funds are responsible for their own operating expenses.  However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to the following amount of average daily net assets of each Fund’s Investor Class and Institutional Class shares through at least April 28, 2016.

•	Except as provided above, all references to “Class A” in the Funds’ Summary Prospectuses, Prospectus and SAI are hereby deleted and replaced with “Investor Class”.

•
The sections entitled “More About Class A Shares” on page 28, “Reducing Your Sales Charge” on page 28, “Eligible Accounts” on page 29 and “Waiving Your Sales Charge” on page 30 of the Prospectus, the sections entitled “Sales Charges and Dealer Reallowance” and “Breakpoints/Volume Discounts and Sales Charge Waivers” on page 46 of the SAI, and all references to the Maximum Sales Charge (Load) Imposed on Purchases, sales loads, sales charges, front-end sales loads and contingent deferred sales charges (“CDSCs”) with respect to Class A shares in the Funds’ Summary Prospectuses, Prospectus and SAI are hereby deleted.

Please contact the Funds at 855-KELLNER (855-535-5637) if you have any questions.

*   *   *   *   *

Please retain this Supplement with your
Summary Prospectuses, Prospectus and SAI for future reference.